Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of amount incurred by the group

Amounts incurred by the Group

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB

PPcredit
Data collection service expense[1]	37	-	-

1 PPcredit Data Service (Shanghai) Co., Ltd. (“PPcredit”) was founded in April 2016 by the founders of the Group to provide data collection services. The Group mainly uses PPcredit as a data provider since PPcredit was established. The price for the service is determined based on the price charged by other market participants.
Summary of amounts due to related party

Amounts due to related parties

	As of December 31,
	2023	2024
	RMB	RMB

PPcredit	10	6
Gouya[2]	124	124
Halodo[3]	-	13,184
Total	134	13,314

2 Shanghai Gouya Technology Co., Ltd. (“Gouya”) was founded in Novemeber 2020 by the founders of the Group to provide smart vending machine services. In August 2023, the Group disposed of 70% of the interest it held in Gouya and Gouya became one of the related parties of the Group thereof.

3 Halodo Limited (“Halodo”) was founded in 2019 as a holding company within the Group. In September 2024, the Group disposed of 100% of the interest in Halodo but still holds significant influence over its management and operating policies and Halodo became one of the related parties of the Group thereof.

Summary of amount due from related parties

Amounts due from related parties

	As of December 31,
	2023	2024
	RMB	RMB

PPcredit	3,900	444
Halodo[3]	-	16,755
Fuzhou Rongheng[4]	-	508
Total	3,900	17,707

3 Halodo Limited (“Halodo”) was founded in 2019 as a holding company within the Group. In September 2024, the Group disposed of 100% of the interest in Halodo but still holds significant influence over its management and operating policies and Halodo became one of the related parties of the Group thereof.

4 Fuzhou Rongheng Information Technology Co., Ltd. (“Fuzhou Rongheng”) was founded in July 2023 to provide mediation service. In January 2024, the Group, through one of its subsidiaries, purchased 40% of the interest in Fuzhou Rongheng and Fuzhou Rongheng became one of the related parties of the Group thereof.